CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (5,234)	$ 41,288	$ 5,402
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,454	2,061	2,090
Goodwill impairment	0	139	0
Loss (gain) from sale of investment	14	(186)	0
Bad debt expense	409	864	272
Deferred income taxes	(120)	(292)	(651)
Loss on disposal of property and equipment	0	0	71
Equity loss from investment in affiliates	226	983	790
Stock-based compensation	513	350	0
Changes in assets and liabilities:
Accounts receivable, net	(1,229)	(23,280)	11,395
Receivable from related party	0	2,200	(2,200)
Prepaid expenses and other current assets	5,316	1,442	(13,562)
Deposits	(4,545)	0	0
Other assets	550	(112)	485
Accounts payable	3,019	2,321	(2,548)
Accrued expenses and other current liabilities	3,554	9,400	(5,521)
VAT payable	2,668	(4,793)	3,999
Income taxes payable	16	5,745	405
Operating lease accounts, net	(468)	(1,919)	19
Other liabilities	(9,254)	17,172	23,786
Net cash provided by (used in) operating activities	(2,111)	53,383	24,232
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,746)	(1,434)	(2,197)
Purchase of company in Sweden	0	(150)	0
Capitalization of software costs	(1,355)	(1,040)	(603)
Proceeds from sale of property and equipment	4	79	67
Proceeds from sale of investment	0	200	0
Investments	(45)	(68)	(150)
Deposits (withdraws) regarding Employees severance	454	(4)	(226)
Net cash used in investing activities	(2,688)	(2,417)	(3,109)
CASH FLOW FROM FINANCING ACTIVITIES:
Repayments under lines of credit, net	(64)	(7,230)	(13,091)
Repayments of convertible notes payable to a related party	(88)	(8)	0
Repayments of loan payable to a related party	0	0	(1,538)
Repayment of loan payable	0	0	(1,121)
Decrease in bank overdrafts	0	0	(738)
Net cash used in financing activities	(152)	(7,238)	(16,488)
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS	(2,539)	(1,350)	1,594
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, RESTRICTED CASH AND DEPOSITS	(7,490)	42,378	6,229
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS BEGINNING OF YEAR	103,452	61,074	54,845
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS END OF YEAR	95,962	103,452	61,074
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Stock issuance as reduction against convertible notes payable to related party	0	0	800
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for: Interest	80	152	613
Cash paid during the year for: Income taxes	$ 1,895	$ 2,175	$ 1,329